CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net unrealized gain (loss) on available-for-sale investments, income taxes	$ 0	$ 0	$ 0
Transfer to statements of operations of realized gain on available-for-sale investments, income taxes	$ 0	$ 0	$ 0